Share-Based Payments and Other Executive Compensation - Restricted Stock and Stock Units Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock and Stock Units
Restricted stock expired/forfeited/cancelled (in shares)	(114,750)
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 5.95	$ 9.30	$ 8.75
Restricted Stock and RSU Granted [Member]
Restricted Stock and Stock Units
Outstanding at beginning of year	145,352
Restricted stock granted (in shares)	291,075
Restricted stock converted/exercised (in shares)	(62,434)
Restricted stock expired/forfeited/cancelled (in shares)	(21,655)
Outstanding at end of year	352,338	145,352
Weighted Average Grant Date Fair Value
Outstanding at the beginning of year(in dollars per share)	$ 16.59
Granted (in dollars per share)	9.32
Converted/Exercised (in dollars per share)	16.93
Expired/Forfeited/Cancelled (in dollars per share)	10.95
Outstanding at the end of year(in dollars per share)	$ 10.87	$ 16.59